Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Convertible Notes Payable

NOTE 4: CONVERTIBLE NOTE PAYABLE

Convertible note payable consists of a non-interest bearing convertible note for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.00005 per share. The outstanding principal for the convertible note was $125,000 as of December 31, 2017 and 2016. The embedded conversion feature in this note created a beneficial conversion feature (“BCF”) totaling $296,000 and $375,000 as of December 31, 2017 and 2016.

LandStar Inc. and Subsidiaries [Member]
Convertible Notes Payable

NOTE 4: CONVERTIBLE NOTES PAYABLE

The convertible notes payable consist of:

1)	Non-interest bearing convertible note held by Blue Citi LLC (“Blue Citi”) for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.00005 per share. The outstanding principal for the convertible note was $100,000 and $125,000 as of September 30, 2018 and December 31, 2017. During the nine-month period ending September 30, 2018, Blue Citi converted $25,000 of this convertible note into 500,000,000 shares of common stock. The embedded conversion feature in this note created a BCF totaling approximately $3,088,000 as of September 30, 2018.

2)	Convertible note held by Blue Citi for a total principal of $829,680 as of September 30, 2018. The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.

During September 2018, this convertible note was issued to Blue Citi in connection with a restructuring (the “Convertible Note Restructuring”) of previously outstanding convertible notes with Blue Citi. Immediately prior to the issuance of this note, various convertible notes totaling $810,000 were outstanding with Blue Citi, along with associated accrued interest total $19,680. Those notes (i) accrued interest at the rate of 8% per annum; (ii) could be converted into shares of the Company’s common stock at a 25% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (50% discount upon an event of default under the note), and (iii) were due and payable upon the 12-month or 18-month anniversary of their issuance.

The Company evaluated the terms of the conversion features of this convertible note in accordance with ASC 815, Derivatives and Hedging, and determined it is indexed to the Company's common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	18 months
Expected stock price volatility	340.00%
Weighted-average risk-free interest rate	2.70%
Expected dividend	$0.00

As of September 30, 2018, which was also the date of issuance of the convertible note, a liability totaling $1,205,500 was recorded and is included in long-term liabilities. This derivative liability was recorded with $829,680 of the value recognized as a debt discount on the convertible note which will be amortized over the life of the convertible note, and the remaining balance of $375,820 included in the change in fair value of the derivative liability within the consolidated statement of operations as of September 30, 2018.

As of September 30, 2018, the outstanding principal balance of the note was $829,680, offset by an unamortized debt discount balance of $829,680.